Concentrations of Risk	12 Months Ended
Mar. 31, 2025
Risks [Abstract]
CONCENTRATIONS OF RISK

NOTE 6 — CONCENTRATIONS OF RISK

Customer concentrations

For the years ended March 31, 2025, 2024 and 2023, revenue from top five customers of the Company accounted for an aggregate of 57.2%, 78.1% and 85.6% of the Company’s total revenue, respectively. None of these customers are related parties of the Company. And there were one, three and three customers that each accounted for 10% or more of total revenues for the years ended March 31, 2025, 2024 and 2023, respectively. Customers accounting for 10% or more of the Company’s revenue were as follows:

	March 31,
	2025		2024		2023
Customer A	N/A	*	N/A	*	25.6%
Customer B	N/A	*	N/A	*	25.2%
Customer C	N/A	*	N/A	*	23.4%
Customer D	N/A	*	28.2%		N/A	*
Customer E	N/A	*	25.2%		N/A	*
Customer F	N/A	*	18.9%		N/A	*
Customer J	30.8%		N/A	*	N/A	*

*	Revenue from these customers is individually less than 10% of the total revenue of the Company for the respective year.

As of March 31, 2025, 2024 and 2023, there were two, four and one customers each with accounts receivable accounting for 10% or more of the Company’s total accounts receivable, respectively. The details are as follows:

	March 31,
	2025		2024	2023
Customer B	N/A	*	N/A *	95.4%
Customer D	N/A	*	47.7%	N/A	*
Customer G	N/A	*	16.1%	N/A	*
Customer H	N/A	*	16.1%	N/A	*
Customer I	N/A	*	16.1%	N/A	*
Customer J	59.7%		N/A *	N/A	*
Customer K	19.9%		N/A *	N/A	*

*	Accounts receivable from these customers is individually less than 10% of the total accounts receivable of the Company for the respective year.